Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Term	$ 451,802	$ 421,864
Total deposits	1,054,597	1,011,885
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	188,943	182,745
Notice	62,835	61,761
Term	96,526	98,546
Total deposits	348,304	343,052
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	318,203	315,472
Notice	17,399	16,585
Term	324,462	292,254
Total deposits	660,064	624,311
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	14,687	12,502
Notice	728	956
Term	30,814	31,064
Total deposits	46,229	44,522
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	521,833	510,719
Notice	80,962	79,302
Term	451,802	421,864
Total deposits	1,054,597	1,011,885
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	130,607	123,402
Notice	7,902	7,390
Term	362	368
Total deposits	138,871	131,160
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	291,099	287,046
Notice	19,535	19,036
Term	323,605	310,492
Total deposits	634,239	616,574
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	42,239	43,831
Total deposits	42,239	43,831
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,417	7,190
Notice	52,669	52,046
Term	68,274	57,037
Total deposits	127,360	116,273
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	846	654
Total deposits	846	654
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	35,883	33,810
Notice	856	830
Term	44,226	37,250
Total deposits	80,965	71,890
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,635	7,372
Total deposits	7,635	7,372
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,107	7,414
Term	15,335	16,717
Total deposits	$ 22,442	$ 24,131